Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.4%)
Consumer Discretionary (10.6%)
TJX Cos. Inc.	17,888,401	1,575,431
NIKE Inc. Class B	13,616,627	1,399,381
McDonald's Corp.	5,208,823	1,365,597
Home Depot Inc.	2,923,545	832,304
		5,172,713
Consumer Staples (15.0%)
Colgate-Palmolive Co.	19,011,583	1,428,150
Procter & Gamble Co.	9,399,277	1,410,173
PepsiCo Inc.	7,916,326	1,292,578
Coca-Cola Co.	19,144,425	1,081,469
Costco Wholesale Corp.	1,944,613	1,074,282
Diageo plc	26,803,878	1,013,615
		7,300,267
Financials (14.3%)
Visa Inc. Class A	6,386,129	1,501,379
Marsh & McLennan Cos. Inc.	7,620,225	1,445,175
Mastercard Inc. Class A	3,460,139	1,302,223
Chubb Ltd.	5,650,056	1,212,615
American Express Co.	7,526,678	1,099,121
PNC Financial Services Group Inc.	3,709,703	424,650
		6,985,163
Health Care (18.6%)
UnitedHealth Group Inc.	3,689,274	1,975,827
Stryker Corp.	6,149,974	1,661,846
Danaher Corp.	7,131,032	1,369,301
Johnson & Johnson	7,677,647	1,138,902
Abbott Laboratories	11,754,763	1,111,413
Medtronic plc	11,759,093	829,722
Merck & Co. Inc.	6,642,871	682,223
Pfizer Inc.	10,243,882	313,053
		9,082,287
Industrials (21.2%)
Northrop Grumman Corp.	3,301,598	1,556,473
Honeywell International Inc.	8,063,272	1,477,675
General Dynamics Corp.	5,164,337	1,246,206
RTX Corp.	13,784,160	1,121,893
Union Pacific Corp.	5,304,421	1,101,251
Canadian National Railway Co.	8,475,006	896,728
Automatic Data Processing Inc.	3,841,426	838,276
United Parcel Service Inc. Class B (XNYS)	5,795,031	818,548
Lockheed Martin Corp.	1,690,868	768,736

		Shares	Market Value ($000)
	Deere & Co.	1,314,471	480,255
			10,306,041
Information Technology (9.2%)
	Microsoft Corp.	6,044,279	2,043,631
	Accenture plc Class A	4,624,982	1,374,036
	Texas Instruments Inc.	7,339,052	1,042,219
			4,459,886
Materials (5.0%)
	Linde plc	3,847,500	1,470,361
	Ecolab Inc.	5,835,716	978,883
			2,449,244
Real Estate (2.7%)
	American Tower Corp.	4,172,548	743,506
	Public Storage	2,383,006	568,848
			1,312,354
Utilities (0.8%)
	NextEra Energy Inc.	6,971,863	406,460
Total Common Stocks (Cost $27,003,059)			47,474,415
Temporary Cash Investments (2.6%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.420%	262	26
		Face Amount ($000)
Repurchase Agreements (2.6%)
	Credit Agricole Securities 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $384,656,000, collateralized by U.S. Treasury Note/Bond 3.875%, 4/30/25, with a value of $392,292,000)	384,600	384,600
	JP Morgan Securities LLC 5.290%, 11/1/23 (Dated 10/31/23, Repurchase Value $49,007,000, collateralized by U.S. Treasury Bill 0.000%, 11/14/23–7/11/24, and U.S. Treasury Note/Bond 0.250%–4.500%, 11/15/23–2/15/50, with a value of $49,980,000)	49,000	49,000
	Natixis SA 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $455,967,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.500%, 10/15/24–2/15/53, and U.S. Treasury Note/Bond 0.125%–4.125%, 11/30/23–11/15/50, with a value of $465,018,000)	455,900	455,900
	NatWest Markets plc 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $236,435,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.875%, 11/30/23–10/31/30, with a value of $241,128,000)	236,400	236,400

	Face Amount ($000)	Market Value ($000)
Societe Generale 5.270%, 11/1/23 (Dated 10/31/23, Repurchase Value $139,820,000, collateralized by U.S. Treasury Note/Bond 4.625%, 9/30/28, with a value of $142,596,000)	139,800	139,800
		1,265,700
Total Temporary Cash Investments (Cost $1,265,726)		1,265,726
Total Investments (100.0%) (Cost $28,268,785)		48,740,141
Other Assets and Liabilities—Net (0.0%)		208
Net Assets (100%)		48,740,349
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,460,800	1,013,615	—	47,474,415
Temporary Cash Investments	26	1,265,700	—	1,265,726
Total	46,460,826	2,279,315	—	48,740,141